Commitments and Contingencies - Summary of Litigation Settlement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and contingencies
Losses on litigation settlements	R$ 7,863	R$ 7,209
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. ("International School")
Commitments and contingencies
Recognized interest expense	34,627
Increase in accounts payable to sale of share holders	32,121
Civil
Commitments and contingencies
Losses on litigation settlements	6,367	6,113
Labor
Commitments and contingencies
Losses on litigation settlements	R$ 1,496	R$ 1,096